Semiannual Report


New
Horizons
Fund

-------------
June 30, 1997
-------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
New Horizons Fund

 . The U.S. stock market posted record gains in the first half of 1997, but small-company stocks in general and small growth stocks in particular trailed large-cap stocks by wide margins.

 . The New Horizons Fund struggled in this unfavorable environment. Its six-month gain lagged both its comparison indexes and its Lipper peer group.

 . Most fund sectors turned in mixed performances for the half. Energy services stocks did best, but weakness in technology, particularly networking issues, hurt fund performance.

 . Small-cap stock valuations are now historically low, suggesting that the bulk of the underperformance for small-cap growth stocks is behind us.

Fellow Shareholders

It was a frustrating first half of the year for the New Horizons Fund. While the large-company Standard & Poor's 500 Stock Index soared to new highs throughout the first six months, small-cap stocks showed much more modest gains (even while hitting new highs as well). Small-cap growth companies, where New Horizons focuses, lagged even more, eking out only small gains for the half.

As the performance table below shows, the New Horizons Fund trailed the market indices for the 6- and 12-month periods and also lagged the performance of the average small-company mutual fund due to investor preference for small-cap value stocks over growth. We will discuss this issue more fully under Market Environment. It is worth noting, however, that New Horizons performed significantly better than its indices and most small-company funds in 1995 and 1996, when small-cap growth stocks were the dominant performers. Lastly, the fund's five-year return of 182.7% for the period ending June 30, 1997, remains substantially ahead of all the relevant market indices (the Russell 2000, for example, was up 82.4% for the same period) and most small-company mutual funds, as represented by the Lipper Small Cap Fund Index's 123% gain. (See page 9 for additional performance information.)

----------------------
Performance Comparison
----------------------------------------------------


Periods Ended 6/30/97          6 Months   12 Months
----------------------------------------------------
New Horizons Fund                  1.15%       4.87%
 ....................................................
Russell 2000 Index                10.20       16.33
 ....................................................
Lipper Small Cap Fund Index        6.04        6.35
 ....................................................
S&P 500                           20.61       34.70
 ....................................................

Please note that we have replaced the Nasdaq Composite Index in the Performance Comparison table with the Russell 2000. The average market capitalization of the Nasdaq has grown in recent years, and the Russell has become a more representative small-cap stock index. (As we transition to using this new index, you will still find the Nasdaq's long-term performance listed in the cumulative performance graph on page 9.)

Market Environment

The economy remains nearly ideal for stock market investors. First quarter annualized gross domestic product (GDP) growth of 5.9% was the strongest since the fourth quarter of 1987 and occurred without any trace of a pickup in underlying inflationary expectations. The Federal Reserve maintained its vigilance to prevent the economy from overheating and inflation from accelerating by raising the federal funds target rate 0.25% in March. The economy is now in its seventh year of expansion, and recent corporate profit growth has actually accelerated to mid-teen levels, unprecedented for this stage of the economic cycle.

Supply and demand forces also remain positive for the stock market. The public has poured an average of nearly $20 billion per month into equities so far this year, a rate which, if maintained, could outpace last year's record net inflows. Yet the supply of stocks has remained stable: record merger and acquisition activity as well as continued corporate stock buybacks are more than offsetting the rate of new stock issuance by corporations.

It is no surprise that these forces have propelled the market to a series of new highs. In fact, the S&P 500's second quarter gain of 17.5% was its strongest quarterly return since March 1987, and its first half advance of 20.6% was well above even the extraordinary average annual rate of increase the market has achieved over the past 15 years. Even a 10% market correction in March and April, in response to the Fed's tightening, was quickly forgotten as the market raced back to record levels late in the quarter.

WHAT IS SURPRISING . . . IS THE DRAMATIC UNDERPERFORMANCE OF SMALL STOCKS . . .

What is surprising, however, is the dramatic underperformance of small stocks during this year's market advance. Over the past 12 months, the Russell 2000 has underperformed the S&P 500 by 18 percentage points. The last time small-caps lagged by such a wide margin was October 1990, just prior to an early '90s bull run that lasted until May of 1996--a five-and-a-half-year period. That surge was fitting, given that euphoric market environments are usually periods of strong small-company performance. Hindsight suggests to us now that, in last year's second quarter, small-cap growth stocks got ahead of themselves, leading to a sharp correction in mid-1996 and a change in market leadership to large, blue chip stocks. The last 12 months, however, have more than corrected last year's overvaluation.

-----------------------
Small-Cap Stock Returns
--------------------------------------------------

Periods Ended 6/30/97        6 Months   12 Months
--------------------------------------------------
Russell 2000 Index              10.20%      16.33%
 ..................................................
Russell 2000 Growth Index        5.23        4.60
 ..................................................
Russell 2000 Value Index        14.81       28.24
 ..................................................

Within the small-stock sector itself, another dramatic divergence has occurred. As the table at left shows, small growth companies have sharply lagged small value issues over the last 12 months. The 23-percentage-point underperformance of the Russell 2000 Growth Index versus the Russell 2000 Value Index is extraordinary for a 12-month period.

PORTFOLIO REVIEW

As the fund's small first half gain suggests, results from the portfolio's various sectors were mixed. As was the case in the second half of 1996, the best-performing group was energy services. In this sector, Smith International, Cooper Cameron, and Weatherford Enterra were all major gainers. The leading contributor to fund performance in the six months was General Nutrition, a long-time fund holding that is the major retailer of vitamin and other health-related products. After a tough year in 1996, when sales slowed sharply in several product categories, results have improved markedly in 1997, and the stock rose over 60% in the half. More than offsetting General Nutrition, however, was poor performance among our restaurant holdings, particularly Boston Chicken, which fell over 50% in the period. An unanticipated sales slowdown, overly aggressive expansion plans, and a precarious financial structure combined to bring into question the company's future growth potential.

Technology stocks were a drag on fund performance overall as extreme weakness in networking stocks more than offset gains in our semiconductor holdings. Five of the fund's 10 worst contributors came from the networking segment, where fears of increased competition, earnings shortfalls, and confusion over the impact of several large mergers led to declines of about 50% in many cases. We were particularly hurt by 3Com, FORE Systems, and Shiva (which we eliminated). Ascend Communications declined due to product transition concerns as well as uncertainty surrounding its proposed merger with

Cascade Communications, another portfolio holding. In the semiconductor area, Maxim Integrated Products, Xilinx, and Altera were among the fund's 10 best performers as investors sought out proprietary semiconductor producers serving diversified end markets with relatively limited exposure to the personal computer market.

In the health care sector, gains in health care service companies such as Quorum Health Group and Renal Care Group were largely offset by declines in our biotechnology holdings. The fund was also hurt by several company-specific issues. Along with other investors, we were victimized by management fraud and manipulation of the financial statements at Mercury Finance, a used car auto finance company, and are seeking redress through legal action. We were also hurt by a sharp decline at Employee Solutions, a company providing human resource services to small businesses, which was forced to bolster its insurance reserves.

Sector weightings did not change significantly, as shown in the accompanying table. The major change was a reduction in our technology holdings from 22% of the portfolio to 16%. In recent years, our technology weighting has varied between 15% and 25% of the portfolio, and our present exposure reflects our concern over near-term fundamentals, primarily in the software and networking areas. We have recently experienced a number of earnings disappointments, and summer is seasonally a weak time for many technology companies, both in terms of fundamentals and stock price action. However, favorable product cycles in 1998, such as the volume availability of Intel's new Pentium II microprocessor and Microsoft's next operating system upgrades, may lead us to increase our holdings in this sector later in the year.

----------------------
Sector Diversification
------------------------------------

                 12/31/96   6/30/97
------------------------------------
Financial              6%        6%
 ....................................
Health Care           17        18
 ....................................
Consumer              15        15
 ....................................
Technology            22        16
 ....................................
Business Services     28        29
 ....................................
Energy                 5         5
 ....................................
Industrial             5         4
 ....................................
Reserves               2         7
------------------------------------
Total                100%      100%


OUTLOOK

Overall stock market fundamentals are strong. Economic growth remains healthy and has slowed to a more sustainable pace. Inflation remains extremely subdued, even given relatively tight labor markets. Long-term interest rates have declined 32 basis points since peaking above 7% in April. Corporate profits are surprisingly robust. Washington seems quite benign toward business and investors, as reflected in record low government deficits and the possibility of capital gains tax reductions. Stock market valuation measures, however, appear quite extended--at or near all-time highs in terms of price/earnings (P/E) and price/book value ratios, and all-time lows in dividend yields. Despite high valuations, the favorable economic backdrop does not make a major stock market decline likely, in our opinion.

We are obviously disappointed by the recent underperformance of small stocks in general and small growth stocks and the New Horizons Fund in particular. The only near-term catalyst to improved relative performance for New Horizons is much improved relative valuations. The fund's relative P/E, based on 12-month forward estimated earnings, has historically fluctuated between 1.0 and 2.0 times the S&P 500 P/E over the fund's 37-year history. As the chart on the next page shows, New Horizons' relative P/E has declined from 1.60 at the end of the third quarter of 1996 to 1.17 as of midyear 1997. This puts the P/E firmly in the low end of its historical range and suggests that the bulk of the underperformance for small growth stocks is behind us. It is possible that the relative P/E will remain in the low end of its range for a while, as it did in the late 1980s, but the relative risk/return in the small-cap sector now appears decidedly favorable for investors with a long-term investment horizon.

It is also worth keeping in mind that long-term returns for small-caps have proven superior to that of the market as a whole, albeit with greater volatility. We remain optimistic about the prospects of the companies in the portfolio and about the longer-term performance of the New Horizons Fund.

Respectfully submitted,


/s/John H. Laporte

John H. Laporte
President and Chairman of the Investment Advisory Committee

July 18, 1997

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

[LINE GRAPH APPEARS HERE]

---------------------------
New Horizons Fund P/E Ratio
--------------------------------------------------------------------------------

                            12/61    36.3
                                     25.3
                            06/62    16.6
                                     16.8
                                     19.2
                                     18.4
                            06/63    19.7
                                       23
                                       24
                                     20.1
                            06/64    20.6
                                     20.1
                                       22
                                     19.9
                            06/65    17.5
                                     21.1
                                     24.6
                                     20.4
                            06/66    21.4
                                     20.7
                                     23.6
                                     30.9
                            06/67    32.4
                                     36.4
                                     31.9
                                     29.2
                            06/68    37.1
                                     32.8
                                     33.5
                                     30.1
                            06/69    31.4
                                     28.6
                                     28.6
                                       25
                            06/70    17.7
                                     20.4
                                     22.2
                                     29.7
                            06/71      28
                                     27.7
                                     28.6
                                     33.5
                            06/72    33.5
                                     29.7
                                     29.2
                                     22.6
                            06/73    17.9
                                     21.7
                                     16.8
                                     15.7
                            06/74    12.5
                                      8.7
                                      8.7
                                     13.7
                            06/75    15.3
                                     11.7
                                     11.5
                                     12.4
                            06/76    10.7
                                     10.1
                                     10.4
                                        9
                            06/77     8.7
                                      8.6
                                      8.8
                                      8.6
                            06/78     9.5
                                     10.7
                                      8.9
                                      9.6
                            06/79       9
                                      9.8
                                     10.7
                                      9.3
                            06/80    10.4
                                     14.2
                                     16.5
                                     15.7
                            06/81    14.9
                                     11.3
                                     11.5
                                     10.4
                            06/82    10.8
                                     13.1
                                     16.8
                                     19.4
                            06/83    21.5
                                     19.3
                                     17.3
                                     14.4
                            06/84    13.9
                                     13.5
                                     12.4
                                     14.5
                            06/85      15
                                       14
                                     16.1
                                     17.3
                            06/86    17.5
                                     14.6
                                     14.5
                                     18.3
                            06/87    17.9
                                     18.2
                                     12.5
                                     13.9
                            06/88    14.7
                                     12.8
                                     12.5
                                       13
                            06/89    13.8
                                     14.5
                                     14.3
                                     13.4
                            06/90      15
                                       12
                                     13.6
                                     18.3
                            06/91    17.1
                                     17.8
                                     19.8
                                     19.4
                            06/92    16.8
                                       17
                                     19.8
                                       19
                            06/93    19.7
                                     20.9
                                     21.5
                                       20
                            06/94    18.2
                                     18.9
                                     18.2
                                     18.9
                            06/95    20.4
                                     22.8
                                     23.6
                                     24.1
                            06/96    26.2
                          3/31/97    21.4
                          6/30/97    23.1

[LINE GRAPH APPEARS HERE]

-------------------------------------------------
New Horizons Fund P/E Relative To The S&P 500 P/E
--------------------------------------------------------------------------------

                                   12/61    1.62
                                            1.33
                                   06/62    1.11
                                             1.1
                                            1.12
                                            1.11
                                   06/63    1.14
                                            1.28
                                            1.32
                                            1.16
                                   06/64    1.14
                                            1.09
                                            1.18
                                             1.2
                                   06/65    1.08
                                            1.22
                                            1.47
                                            1.27
                                   06/66     1.4
                                             1.5
                                            1.56
                                            1.83
                                   06/67    1.91
                                            2.01
                                            1.91
                                            1.86
                                   06/68    2.14
                                            1.84
                                            1.86
                                            1.71
                                   06/69    1.86
                                            1.64
                                            1.57
                                            1.43
                                   06/70    1.27
                                            1.28
                                            1.31
                                            1.62
                                   06/71    1.63
                                            1.63
                                             1.8
                                            1.99
                                   06/72    2.11
                                            1.97
                                             1.9
                                            1.67
                                   06/73    1.46
                                            1.67
                                            1.47
                                            1.39
                                   06/74    1.19
                                            1.13
                                            1.04
                                            1.25
                                   06/75    1.29
                                            1.16
                                            1.17
                                            1.14
                                   06/76    1.03
                                            1.04
                                            1.07
                                            0.94
                                   06/77    1.02
                                            1.05
                                            1.11
                                            1.18
                                   06/78    1.22
                                            1.29
                                            1.17
                                            1.28
                                   06/79    1.18
                                             1.2
                                            1.32
                                            1.37
                                   06/80    1.28
                                            1.63
                                            1.88
                                            1.89
                                   06/81    1.94
                                            1.66
                                            1.53
                                            1.53
                                   06/82    1.54
                                             1.7
                                            1.89
                                            2.11
                                   06/83    2.17
                                            2.05
                                            1.86
                                             1.6
                                   06/84    1.62
                                            1.52
                                            1.35
                                            1.42
                                   06/85    1.35
                                            1.27
                                             1.3
                                            1.26
                                   06/86    1.15
                                            1.05
                                            1.02
                                             1.1
                                   06/87    1.13
                                            1.14
                                            1.01
                                            1.09
                                   06/88     1.2
                                            1.12
                                            1.14
                                            1.12
                                   06/89    1.12
                                            1.08
                                            1.01
                                            0.99
                                   06/90    1.05
                                            0.96
                                            1.01
                                             1.2
                                   06/91    1.17
                                            1.15
                                            1.19
                                            1.23
                                   06/92    1.06
                                            1.06
                                             1.2
                                            1.14
                                   06/93     1.2
                                            1.25
                                            1.34
                                            1.32
                                   06/94    1.26
                                            1.29
                                            1.37
                                            1.32
                                   06/95    1.34
                                            1.44
                                            1.49
                                            1.48
                                   06/96    1.58
                                 3/31/97    1.23
                                 6/30/97    1.17

Note: The fund's P/E ratio is an average, unweighted number based on 12-month forward earnings per share as estimated by the fund's investment manager at each quarter-end.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE


6 Months Ended 6/30/97

Ten Best Contributors                                             Ten Worst Contributors
-----------------------------------------------------------------------------------------------------------------------------
General Nutrition                                10 cents         Boston Chicken                                  -16 cents
 ............................................................      ...........................................................
BMC Software                                     10               3Com                                             10
 ............................................................      ...........................................................
Maxim Integrated Products                         9               FORE Systems                                      8
 ............................................................      ...........................................................
Xilinx                                            6               Shiva **                                          8
 ............................................................      ...........................................................
Paychex                                           6               Employee Solutions                                7
 ............................................................      ...........................................................
Cooper Cameron                                    5               Mercury Finance                                   7
 ............................................................      ...........................................................
Altera                                            5               PETsMART                                          7
 ............................................................      ...........................................................
Sylvan Learning Systems                           5               Network General                                   6
 ............................................................      ...........................................................
America Online                                    5               Cascade Communications                            6
 ............................................................      ...........................................................
Weatherford Enterra                               5               Paging Network                                    5
------------------------------------------------------------      -----------------------------------------------------------
Total                                            66 cents         Total                                           -80 cents


12 Months Ended 6/30/97

Ten Best Contributors                                             Ten Worst Contributors
-----------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products                        24 cents         Shiva **                                       -19 cents
 ............................................................      ...........................................................
BMC Software                                     18               Paging Network                                  14
 ............................................................      ...........................................................
Cooper Cameron                                   17               Boston Chicken                                  11
 ............................................................      ...........................................................
Altera                                           14               Corporate Express                               11
 ............................................................      ...........................................................
Linear Technology                                12               Intuit                                          11
 ............................................................      ...........................................................
Xilinx                                           10               Glenayre Technologies                           10
 ............................................................      ...........................................................
General Nutrition                                10               Apria Healthcare                                 9
 ............................................................      ...........................................................
Paychex                                          10               PETsMART                                         8
 ............................................................      ...........................................................
Smith International                               9               Employee Solutions *                             8
 ............................................................      ...........................................................
Jones Apparel Group                               9               Cascade Communications                           7
------------------------------------------------------------      -----------------------------------------------------------
Total                                           133 cents         Total                                         -108 cents

  * Position added
 ** Position eliminated

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                  Percent of
                                                                  Net Assets
                                                                     6/30/97
-----------------------------------------------------------------------------
Paychex                                                               2.3%
 .............................................................................
CUC International                                                     1.7
 .............................................................................
BMC Software                                                          1.6
 .............................................................................
Maxim Integrated Products                                             1.5
 .............................................................................
HFS                                                                   1.4
-----------------------------------------------------------------------------

Cooper Cameron                                                        1.3
 .............................................................................
Analog Devices                                                        1.1
 .............................................................................
General Nutrition                                                     1.1
 .............................................................................
Quorum Health Group                                                   1.1
 .............................................................................
Xilinx                                                                1.1
-----------------------------------------------------------------------------

BISYS Group                                                           1.0
 .............................................................................
Orthodontic Centers of America                                        1.0
 .............................................................................
Linear Technology                                                     1.0
 .............................................................................
SunGard Data Systems                                                  1.0
 .............................................................................
Republic Industries                                                   1.0
-----------------------------------------------------------------------------

Altera                                                                1.0
 .............................................................................
Sylvan Learning Systems                                               0.9
 .............................................................................
Weatherford Enterra                                                   0.9
 .............................................................................
Catalina Marketing                                                    0.9
 .............................................................................
Omnicare                                                              0.9
-----------------------------------------------------------------------------

OEA                                                                   0.9
 .............................................................................
Mutual Risk Management                                                0.8
 .............................................................................
OccuSystems                                                           0.8
 .............................................................................
PennCorp Financial Group                                              0.8
 .............................................................................
Synopsys                                                              0.8
-----------------------------------------------------------------------------

Total                                                                27.9%

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


-----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

     [LINE GRAPH APPEARS HERE]

     NEW HORIZONS FUND
     ---------------------------------------------------------------------------

       Date    Nasdaq Composite    Russell Index 2000      New Horizons Fund
       ----    ----------------    ------------------      -----------------
     6/30/87       10,000            10,000                     10,000
     6/30/88        9,293             9,390                      9,355
     6/30/89       10,250            10,592                     10,315
     6/30/90       10,886            10,906                     12,049
     6/30/91       11,207            11,050                     12,823
     6/30/92       13,271            12,657                     13,493
     6/30/93       16,576            15,949                     17,551
     6/30/94       16,624            16,641                     18,648
     6/30/95       21,981            19,988                     25,717
     6/30/96       27,904            24,763                     36,375
     6/30/97       33,957            28,806                     38,147

-------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended 6/30/97           1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
New Horizons Fund                4.87%       26.94%      23.10%      14.33%
 ................................................................................

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited




--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                           6 Months           Year
                                              Ended          Ended
                                            6/30/97       12/31/96       12/31/95       12/31/94       12/31/93     12/31/92
NET ASSET VALUE
Beginning of period                       $   21.77      $   20.50      $   14.76      $   16.16      $   15.53     $  15.68
                                          .....................................................................................
Investment activities
  Net investment income                       (0.06)         (0.08)         (0.04)         (0.07)         (0.07)       (0.04)
  Net realized and
  unrealized gain (loss)                       0.31           3.54           8.19           0.10           3.40         1.65
                                          .....................................................................................
  Total from
  investment activities                        0.25           3.46           8.15           0.03           3.33         1.61
                                          .....................................................................................
Distributions
  Net realized gain                               -          (2.19)         (2.41)         (1.43)         (2.70)       (1.76)
                                          .....................................................................................

NET ASSET VALUE
End of period                             $   22.02      $   21.77      $   20.50      $   14.76      $   16.16      $ 15.53
                                          -------------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return                                   1.15%         17.03%         55.44%          0.30%         22.01%       10.58%
 ...............................................................................................................................
Ratio of expenses to
average net assets                             0.90%+         0.90%          0.90%          0.93%          0.93%        0.93%
 ...............................................................................................................................
Ratio of net investment
income to average
net assets                                    (0.59)%+       (0.41)%        (0.23)%        (0.50)%        (0.50)%      (0.32)%
 ...............................................................................................................................
Portfolio turnover rate                        37.4%+         41.4%          55.9%          44.3%          49.4%        49.6%
 ...............................................................................................................................
Average commission
rate paid                                 $  0.0339      $  0.0416              -              -              -            -
 ...............................................................................................................................
Net assets, end of period
(in millions)                             $   4,663      $   4,363      $   2,855      $   1,648      $   1,628      $ 1,547
 ...............................................................................................................................

+ Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
------------------------------------------------------------------------------
Unaudited                                                      June 30, 1997


------------------------
Portfolio of Investments                            Shares/Par         Value
------------------------------------------------------------------------------
                                                                In thousands
Equity Investments **  93.4%

FINANCIAL 5.8%

Insurance  3.7%

CMAC Investment                                       600,000      $  28,650
 ..............................................................................
Medical Assurance *                                   233,041          9,467
 ..............................................................................
Mutual Risk Management                                860,000         39,452
 ..............................................................................
PennCorp Financial Group                            1,000,000         38,500
 ..............................................................................
Presidential Life                                     977,200         18,964
 ..............................................................................
PXRE                                                  450,000         13,838
 ..............................................................................
UICI *                                                754,500         22,211
 ..............................................................................
                                                                     171,082
                                                                   ...........
Financial Services  2.1%

Aames Financial                                     1,000,000         18,500
 ..............................................................................
Delta Financial *                                     344,500          6,589
 ..............................................................................
First Alliance *                                      150,000          4,294
 ..............................................................................
First Investors Financial + *                         400,000          2,950
 ..............................................................................
ITG *                                                 300,000          7,894
 ..............................................................................
Legg Mason                                            275,000         14,798
 ..............................................................................
Mercury Finance                                     1,000,000          2,437
 ..............................................................................
Money Store                                         1,187,500         33,955
 ..............................................................................
Ocwen Financial                                       116,000          3,748
 ..............................................................................
World Acceptance *                                    400,000          2,575
 ..............................................................................
                                                                      97,740
                                                                   ...........
Total Financial                                                      268,822
                                                                   ...........

HEALTH CARE  17.8%

Pharmaceuticals  1.0%

Alkermes *                                            215,600          3,153
 ..............................................................................
Flamel Technologies ADS *                             140,000            604
 ..............................................................................
Genta * ++                                             12,931             23
 ..............................................................................
Genta, (Series A), Cv. Pfd. *                          50,000            125
 ..............................................................................
Genta, Warrants, 10/28/98 * ++                         50,000              0
 ..............................................................................
Immulogic Pharmaceuticals *                         1,000,000          3,125
 ..............................................................................
Incyte Pharmaceuticals *                              200,000         13,175
 ..............................................................................
Inhale Therapeutic Systems *                          300,000          7,313
 ..............................................................................


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------------------------------------------------------------------------------


                                                   Shares/Par          Value
------------------------------------------------------------------------------
                                                                In thousands
Inhale Therapeutic Systems * ++                       243,750      $   5,347
 ..............................................................................
Magainin Pharmaceuticals *                            444,600          3,279
 ..............................................................................
Magainin Pharmaceuticals * ++                         518,921          3,386
 ..............................................................................
Magainin Pharmaceuticals, Warrants, 8/6/01 * ++       337,299              0
 ..............................................................................
Perrigo *                                             750,000          9,422
 ..............................................................................
                                                                      48,952
                                                                   ...........

Biotechnology  4.5%

Affymetrix *                                           84,300          2,924
 ..............................................................................
Anesta *                                              200,000          3,825
 ..............................................................................
Biogen *                                              400,000         13,563
 ..............................................................................
BioTransplant *                                       117,500            756
 ..............................................................................
Cambridge Neuroscience *                              450,000          1,884
 ..............................................................................
Cell Genesys *                                        275,000          1,341
 ..............................................................................
Cephalon *                                            300,000          3,459
 ..............................................................................
COR Therapeutics *                                    700,000          7,525
 ..............................................................................
Corvas International + *                              900,000          5,738
 ..............................................................................
Creative Biomolecules *                               150,000          1,073
 ..............................................................................
Cytel *                                               390,000            652
 ..............................................................................
CytoTherapeutics *                                    400,000          2,125
 ..............................................................................
GeneMedicine *                                        300,000          2,288
 ..............................................................................
Genome Therapeutics *                                 120,000          1,020
 ..............................................................................
Gilead Sciences *                                     500,000         13,844
 ..............................................................................
Gliatech *                                            230,000          1,883
 ..............................................................................
Guilford Pharmaceuticals *                            500,000         12,250
 ..............................................................................
Human Genome Sciences *                               360,000         11,993
 ..............................................................................
IBAH, (Series A), Cv. Pfd. * ++                       214,190          1,912
 ..............................................................................
IBAH, Warrants, 8/9/00 * ++                           642,570            636
 ..............................................................................
IDEXX Laboratories *                                  854,600         10,602
 ..............................................................................
Imclone Systems *                                     650,000          3,981
 ..............................................................................
Intercardia *                                         150,000          3,497
 ..............................................................................
Isis Pharmaceuticals *                                500,000          7,328
 ..............................................................................
Ligand Pharmaceuticals *                              447,500          5,734
 ..............................................................................
MedImmune *                                           282,000          5,288
 ..............................................................................
Millennium Pharmaceuticals *                           58,000            944
 ..............................................................................
NaPro BioTherapeutics + *                             696,200          5,091
 ..............................................................................
NPS Pharmaceuticals + *                               900,000          8,663
 ..............................................................................
Oncogene Science *                                    687,500          3,652
 ..............................................................................


T. Rowe Price New Horizons Fund
------------------------------------------------------------------------------


                                                   Shares/Par          Value
------------------------------------------------------------------------------
                                                                In thousands

PathoGenesis *                                        600,000      $  17,437
 ..............................................................................
PerSeptive Biosystems *                               200,000          1,200
 ..............................................................................
Pharmacopeia *                                        400,000          5,200
 ..............................................................................
Protein Design Labs *                                 293,200          8,283
 ..............................................................................
SangStat Medical *                                    300,000          6,844
 ..............................................................................
Shaman Pharmaceuticals + *                          1,000,000          5,844
 ..............................................................................
Synaptic Pharmaceutical + *                           400,000          5,350
 ..............................................................................
T Cell Sciences *                                     200,000            381
 ..............................................................................
Targeted Genetics *                                   535,000          1,521
 ..............................................................................
Targeted Genetics, Warrants, 7/31/97 *                135,000              1
 ..............................................................................
Triangle Pharmaceuticals *                            100,000          2,456
 ..............................................................................
Visible Genetics *                                    300,000          1,781
 ..............................................................................
Xenova Group (GBP) *                                  517,500          2,801
 ..............................................................................
Xenova Group ADR + *                                1,170,000          6,216
 ..............................................................................
                                                                     210,786
                                                                   ...........

Medical Equipment  0.8%

Cholestech *                                          480,000          2,730
 ..............................................................................
Dentsply International                                692,200         33,875
 ..............................................................................
                                                                      36,605
                                                                   ...........

Medical Instruments and Devices  3.9%

Arrow International                                   645,000         18,907
 ..............................................................................
Autonomous Technologies *                             200,000            788
 ..............................................................................
Cardima +                                             500,000          3,031
 ..............................................................................
CardioGenesis *                                       330,000          3,279
 ..............................................................................
Cardiometrics *                                       200,000          1,525
 ..............................................................................
CardioVascular Dynamics *                             120,000            945
 ..............................................................................
Conceptus *                                            60,000            566
 ..............................................................................
Diagnostic Products                                   320,000         10,100
 ..............................................................................
Haemonetics *                                         400,000          7,650
 ..............................................................................
Incontrol *                                           470,000          4,230
 ..............................................................................
Innovasive Devices *                                  100,000          1,162
 ..............................................................................
Mentor                                                416,700         12,358
 ..............................................................................
Metra Biosystems *                                    375,000          1,805
 ..............................................................................
Minntech                                              245,000          2,542
 ..............................................................................
Novoste + *                                           421,000          6,999
 ..............................................................................
R. P. Scherer *                                       400,000         20,650
 ..............................................................................
ResMed *                                              287,500          6,864
 ..............................................................................


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------------------------------------------------------------------------------


                                                   Shares/Par          Value
------------------------------------------------------------------------------
                                                                In thousands
ReSound * ++                                          773,023      $   3,957
 ..............................................................................
Steris *                                              200,000          7,450
 ..............................................................................
Stryker                                               600,000         21,019
 ..............................................................................
Sybron International *                                900,000         35,887
 ..............................................................................
Utah Medical Products *                               400,000          3,150
 ..............................................................................
Vital Signs                                           300,000          5,156
 ..............................................................................
                                                                     180,020
                                                                   ...........

Health Care Services  7.6%

Access Health Marketing *                             108,000          2,660
 ..............................................................................
American Oncology Resources *                         150,000          2,522
 ..............................................................................
APACHE Medical Systems *                              160,000          1,200
 ..............................................................................
Apria Healthcare *                                    454,100          8,060
 ..............................................................................
Capstone Pharmacy Services *                          750,000          8,133
 ..............................................................................
Carematrix *                                          400,000          9,875
 ..............................................................................
Cerner *                                              400,000          8,400
 ..............................................................................
Collaborative Clinical Research *                     275,000          1,977
 ..............................................................................
Harborside Healthcare *                               342,200          4,876
 ..............................................................................
HCIA *                                                 25,000            838
 ..............................................................................
Health Management Systems *                           144,700            665
 ..............................................................................
HealthSouth *                                       1,000,000         24,937
 ..............................................................................
IDX Systems *                                          72,500          2,510
 ..............................................................................
LanVision Systems *                                   222,000          1,443
 ..............................................................................
Medic Computer Systems *                              742,000         16,533
 ..............................................................................
Medical Alliance *                                    185,200            914
 ..............................................................................
Medical Manager *                                     390,000          5,826
 ..............................................................................
Medpartners *                                         236,000          5,104
 ..............................................................................
NCS HealthCare *                                      200,000          6,137
 ..............................................................................
NeoPath *                                             550,000         10,416
 ..............................................................................
OccuSystems + *                                     1,350,000         39,192
 ..............................................................................
Omnicare                                            1,277,131         40,070
 ..............................................................................
Physician Reliance Network *                        1,000,000          9,281
 ..............................................................................
Quorum Health Group *                               1,400,000         49,875
 ..............................................................................
Raytel Medical + *                                    470,000          5,434
 ..............................................................................
Renal Care Group + *                                  770,000         32,147
 ..............................................................................
Renal Treatment Center *                              250,000          6,719
 ..............................................................................
Stericycle *                                          425,000          3,427
 ..............................................................................
Summit Medical Systems *                              100,000            284
 ..............................................................................
Sunrise Assisted Living *                             250,000          8,781
 ..............................................................................


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------------------------------------------------------------------------------


                                                   Shares/Par          Value
------------------------------------------------------------------------------
                                                                In thousands
Synetic *                                             112,700      $   4,156
 ..............................................................................
Synetic, Cv. Sub. Deb., 5.00%, 2/15/07            $12,000,000         10,550
 ..............................................................................
Total Renal Care *                                    318,100         12,784
 ..............................................................................
United Dental Care + *                                564,500          8,397
 ..............................................................................
UroMed, Cv. Sub. Note, (144a) 6.00%, 10/15/03     $ 3,000,000          1,665
 ..............................................................................
                                                                     355,788
                                                                   ...........
Total Health Care                                                    832,151
                                                                   ...........

CONSUMER  15.1%

Soft Goods Retailers  0.9%

AnnTaylor Stores *                                    600,000         11,700
 ..............................................................................
Gymboree *                                            655,600         15,714
 ..............................................................................
Jos. A. Bank Clothiers *                              200,000            750
 ..............................................................................
Urban Outfitters + *                                1,014,700         14,016
 ..............................................................................
                                                                      42,180
                                                                   ...........
Hard Goods Retailers  2.7%

Brookstone *                                           90,000            776
 ..............................................................................
Discount Auto Parts + *                             1,004,100         19,580
 ..............................................................................
Dominicks Supermarkets *                              386,400         10,288
 ..............................................................................
General Nutrition *                                 1,800,000         50,288
 ..............................................................................
Guitar Center *                                       268,900          4,554
 ..............................................................................
Micro Warehouse *                                     500,000          8,578
 ..............................................................................
PETsMART *                                          1,500,000         17,203
 ..............................................................................
TSC + *                                               828,900         14,713
 ..............................................................................
                                                                     125,980
                                                                   ...........

Consumer Durables  0.1%

GT Bicycles *                                         312,300          2,498
 ..............................................................................
                                                                       2,498
                                                                   ...........

Consumer Nondurables  2.7%

American Pad & Paper *                              1,281,750         21,630
 ..............................................................................
Designer Holdings *                                   700,000          7,131
 ..............................................................................
Jones Apparel Group *                                 600,000         28,650
 ..............................................................................
Linens 'n Things *                                    371,300         11,000
 ..............................................................................
Nautica Enterprises *                                 830,100         21,972
 ..............................................................................
Norton McNaughton *                                   128,500            643
 ..............................................................................
Norwood Promotional Products + *                      300,000          4,350
 ..............................................................................
QuikSilver *                                          252,000          8,032
 ..............................................................................


T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Rival                                                 187,000      $     2,676
 ................................................................................
Score Board *                                         719,845              697
 ................................................................................
Tommy Hilfiger *                                      400,000           16,075
 ................................................................................
WestPoint Stevens *                                   123,600            4,828
 ................................................................................
                                                                       127,684
                                                                   .............
Restaurants  2.1%

Boston Chicken *                                    1,355,500           18,935
 ................................................................................
Einstein/Noah Bagel *                                 750,000            8,930
 ................................................................................
Lone Star Steakhouse & Saloon *                       900,000           23,456
 ................................................................................
Outback Steakhouse *                                1,550,000           37,442
 ................................................................................
Quality Dining *                                      400,000            1,887
 ................................................................................
Schlotzsky's + *                                      320,000            4,360
 ................................................................................
Silver Diner + * ++                                   750,000            2,025
 ................................................................................
                                                                        97,035
                                                                   .............
Entertainment  0.8%

Carmike Cinemas (Class A) *                           456,924           14,964
 ................................................................................
Cinar Films (Class B) *                               106,850            3,406
 ................................................................................
Dover Downs Entertainment +                           150,000            2,700
 ................................................................................
Penske Motorsports *                                  257,000            8,369
 ................................................................................
Speedway Motorsports *                                250,600            5,451
 ................................................................................
Spice Entertainment + *                               650,000            2,295
 ................................................................................
                                                                        37,185
                                                                   .............
Consumer Services  5.8%

Ambassadors International + *                         433,000            5,791
 ................................................................................
America Online *                                      350,000           19,469
 ................................................................................
Apollo Group *                                      1,000,000           35,313
 ................................................................................
CUC International *                                 3,000,000           77,438
 ................................................................................
Diamond Home Services *                               390,800            3,810
 ................................................................................
Equity Corp International *                           978,400           23,665
 ................................................................................
Extended Stay America *                             1,663,994           26,208
 ................................................................................
Golden Books Financing, Cv. Pfd., 8.75%                70,000            4,333
 ................................................................................
Interstate Hotels *                                   135,300            3,983
 ................................................................................
Signature Resorts *                                   256,000            8,864
 ................................................................................
Strayer Education                                     362,400           14,043
 ................................................................................
Sylvan Learning Systems *                           1,256,800           42,653
 ................................................................................
TRM Copy Centers + *                                  425,000            4,542
 ................................................................................
                                                                       270,112
                                                                   .............
Total Consumer                                                         702,674
                                                                   .............

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--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
-------------------------------------------
TECHNOLOGY  15.7%
-------------------------------------------

Computer Hardware  0.5%
Discreet Logic *                                       15,000      $       240
 ................................................................................
Security Dynamics Technologies *                      622,600           22,920
 ................................................................................
                                                                        23,160
                                                                   .............
Computer Software  6.2%

AmeriTrade *                                           83,700            1,313
 ................................................................................
BMC Software *                                      1,350,000           74,841
 ................................................................................
Broderbund Software *                                 200,000            4,950
 ................................................................................
Cadence Design Systems *                              396,000           13,266
 ................................................................................
CBT ADR *                                             200,000           12,562
 ................................................................................
Citrix Systems *                                      125,000            5,488
 ................................................................................
Clarify *                                             200,000            2,256
 ................................................................................
Cognos *                                              500,000           15,594
 ................................................................................
Exigent International *                                   125                0
 ................................................................................
Exigent International, Warrants, 3/24/00 *                200                0
 ................................................................................
Expert Software *                                      29,700              120
 ................................................................................
Integrated Systems *                                    5,900               69
 ................................................................................
Macromedia *                                          100,000              866
 ................................................................................
McAfee Associates *                                   200,000           12,612
 ................................................................................
Metacreations Software *                               20,000              215
 ................................................................................
Oracle *                                              700,000           35,241
 ................................................................................
PLATINUM technology *                               2,000,000           26,750
 ................................................................................
Pure Atria *                                          500,000            7,094
 ................................................................................
Remedy *                                              318,300           12,682
 ................................................................................
Synopsys *                                          1,025,000           37,829
 ................................................................................
Vantive *                                             600,000           17,025
 ................................................................................
VERITAS Software *                                    150,000            7,519
 ................................................................................
Worldtalk Communications *                              5,900               30
 ................................................................................
                                                                       288,322
                                                                   .............
Peripherals  0.1%

Cognex *                                                9,400              249
 ................................................................................
Molex                                                  78,125            2,854
 ................................................................................
                                                                         3,103
                                                                   .............
Networking and Telecom Equipment  1.9%

3Com *                                                750,000           33,727
 ................................................................................
Ascend Communications *                               250,000            9,820
 ................................................................................

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--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Cascade Communications *                              300,000      $     8,278
 ................................................................................
CIDCO *                                               235,000            3,224
 ................................................................................
FORE Systems *                                        500,000            6,797
 ................................................................................
Glenayre Technologies *                               400,000            6,562
 ................................................................................
Level One *                                           200,000            7,700
 ................................................................................
Network General *                                     800,000           11,875
 ................................................................................
Sync Research *                                       400,000            1,438
 ................................................................................
Telco Systems *                                        20,000              176
 ................................................................................
VideoServer *                                          25,000              334
 ................................................................................
                                                                        89,931
                                                                   .............
Semiconductors  7.0%

Adaptec *                                             500,000           17,375
 ................................................................................
Altera *                                              911,300           46,049
 ................................................................................
Analog Devices *                                    2,000,000           53,125
 ................................................................................
Burr Brown *                                          200,000            6,881
 ................................................................................
Lam Research *                                         75,000            2,784
 ................................................................................
Lattice Semiconductor *                               200,000           11,288
 ................................................................................
Linear Technology                                     900,000           46,491
 ................................................................................
Maxim Integrated Products *                         1,260,000           71,584
 ................................................................................
Microchip Technology *                                500,000           14,859
 ................................................................................
SIPEX *                                               252,000            8,978
 ................................................................................
Xilinx *                                            1,000,000           49,031
 ................................................................................
                                                                       328,445
                                                                   .............
Total Technology                                                       732,961
                                                                   .............

BUSINESS SERVICES  28.7%

Telecom Services  2.4%

Arch Communications *                                 410,447            3,181
 ................................................................................
Cellular Communications International *               462,500           15,320
 ................................................................................
Commnet Cellular *                                    100,000            3,488
 ................................................................................
Intercel *                                            500,000            6,938
 ................................................................................
Intermedia Communications *                           250,000            8,062
 ................................................................................
Metromedia International *                          1,265,700           16,059
 ................................................................................
Millicom International Cellular *                     200,000            9,625
 ................................................................................
NTL International *                                   266,666            6,600
 ................................................................................
Paging Network *                                    1,713,600           15,074
 ................................................................................
Palmer Wireless *                                     600,000           10,162
 ................................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

ProNet + *                                            750,000      $     2,953
 ................................................................................
SmarTalk TeleServices *                               350,000            5,469
 ................................................................................
Vanguard Cellular (Class A) *                         645,000            8,909
 ................................................................................
                                                                       111,840
                                                                   .............
Computer Services  6.9%

Acxiom *                                              500,000           10,281
 ................................................................................
Affiliated Computer Services (Class A) *              100,000            2,792
 ................................................................................
BDM International *                                   500,000           11,438
 ................................................................................
BISYS Group *                                       1,135,000           47,635
 ................................................................................
Checkfree *                                           338,400            5,954
 ................................................................................
Concord EFS *                                         515,000           13,422
 ................................................................................
Envoy *                                                 1,700               55
 ................................................................................
FIserv *                                              200,000            8,950
 ................................................................................
Harbinger *                                           350,000            9,844
 ................................................................................
HBO                                                    66,500            4,580
 ................................................................................
National Data                                         600,000           25,987
 ................................................................................
Paychex                                             2,812,500          107,930
 ................................................................................
Registry *                                             25,000            1,153
 ................................................................................
Sterling Commerce *                                   700,000           23,013
 ................................................................................
SunGard Data Systems *                                997,000           46,360
 ................................................................................
                                                                       319,394
                                                                   .............
Transportation  0.9%

Coach USA *                                           716,400           19,029
 ................................................................................
Landstar Systems + *                                  771,000           21,733
 ................................................................................
                                                                        40,762
                                                                   .............
Media and Advertising  3.9%

ADVO *                                              1,125,000           18,281
 ................................................................................
American Radio Systems (Class A) *                    300,000           11,963
 ................................................................................
Catalina Marketing *                                  845,000           40,666
 ................................................................................
Clear Channel Communications *                        200,000           12,312
 ................................................................................
Getty Communications ADS *                            700,000           10,106
 ................................................................................
Jacor Communications *                                588,200           22,554
 ................................................................................
Lamar Advertising *                                   206,000            5,279
 ................................................................................
Metro Networks *                                      405,500            9,884
 ................................................................................
Metromail *                                           400,000            9,900
 ................................................................................
Outdoor Systems *                                     585,500           22,322
 ................................................................................
Pegasus Communications *                              283,000            3,060
 ................................................................................

        19
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--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Scandinavian Broadcasting Systems *                   300,000      $     6,525
 ................................................................................
United International Holdings (Class A) *             425,000            4,383
 ................................................................................
Universal Outdoor Holdings *                          114,000            3,983
 ................................................................................
Wireless One *                                        200,000              531
 ................................................................................
                                                                       181,749
                                                                   .............
Environmental  2.2%

Republic Industries *                               1,860,000           46,267
 ................................................................................
Superior Services *                                   677,000           15,952
 ................................................................................
United Waste Systems *                                240,000            9,825
 ................................................................................
USA Waste Services *                                  845,800           32,669
 ................................................................................
                                                                       104,713
                                                                   .............

Engineering and Construction  0.4%

Insituform Technologies (Class A) *                 1,087,125            6,726
 ................................................................................
Tetra Tech *                                          382,500            9,252
 ................................................................................
Toll Brothers *                                       250,000            4,594
 ................................................................................
                                                                        20,572
                                                                   .............

Miscellaneous Business Services  7.0%

AccuStaff *                                         1,433,304           33,951
 ................................................................................
Alternative Resources *                               707,000           14,383
 ................................................................................
Comfort Systems USA *                                 117,500            1,836
 ................................................................................
Copart + *                                            743,000           12,422
 ................................................................................
COREStaff *                                         1,250,000           33,828
 ................................................................................
Data Processing Resources *                           175,000            4,091
 ................................................................................
Donnelley Enterprise Solutions + *                    350,000            3,609
 ................................................................................
Employee Solutions *                                  910,000            5,048
 ................................................................................
G & K Services *                                      157,500            5,827
 ................................................................................
HFS *                                               1,100,000           63,800
 ................................................................................
International Imaging Materials *                     300,000            4,819
 ................................................................................
MemberWorks                                           350,000            5,622
 ................................................................................
META Group *                                          200,000            4,300
 ................................................................................
NFO Research + *                                      530,400           13,525
 ................................................................................
Orthodontic Centers of America + *                  2,600,300           47,374
 ................................................................................
Rexel *                                               120,000            2,220
 ................................................................................
Romac International *                                 118,000            3,909
 ................................................................................
SITEL *                                               823,900           16,993
 ................................................................................
Source Services + *                                   600,000           16,012
 ................................................................................
SRS Labs *                                            200,000            2,088
 ................................................................................
Staffing Resources * ++                               200,000            1,700
 ................................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Trident International *                               135,000      $     2,379
 ................................................................................
Viking Office Products *                              400,000            7,575
 ................................................................................
Wackenhut Corrections *                               260,000            7,572
 ................................................................................
West TeleServices *                                    97,000            1,434
 ................................................................................
Whittman-Hart *                                       302,000            8,513
 ................................................................................
WorldCorp + *                                         890,000            2,281
 ................................................................................
                                                                       327,111
                                                                   .............
Distribution  5.0%

BT Office Products International                      483,300            3,625
 ................................................................................
Corporate Express                                   2,210,700           31,848
 ................................................................................
Fisher Scientific                                     309,800           14,716
 ................................................................................
Henry Schein *                                      1,000,000           30,937
 ................................................................................
Jaco Electronics + *                                  350,000            2,559
 ................................................................................
JP Foodservice + *                                  1,200,000           34,425
 ................................................................................
MSC *                                                 600,000           24,075
 ................................................................................
Patterson Dental *                                    455,000           15,555
 ................................................................................
Richfood Holdings                                   1,000,000           26,000
 ................................................................................
Strategic Distribution + *                          1,761,000            6,714
 ................................................................................
Tech Data *                                           400,000           12,563
 ................................................................................
Watsco (Class A)                                    1,165,300           29,132
 ................................................................................
                                                                       232,149
                                                                   .............
Total Business Services                                              1,338,290
                                                                   .............

ENERGY  4.8%

Exploration and Production  0.5%

Barrett Resources *                                   163,400            4,892
 ................................................................................
Devon Energy                                          300,387           11,039
 ................................................................................
Noble Affiliates                                      200,000            7,737
 ................................................................................
                                                                        23,668
                                                                   .............
Energy Services  4.3%

BJ Services *                                         550,000           29,494
 ................................................................................
Camco International                                   550,000           30,113
 ................................................................................
Cooper Cameron *                                    1,300,000           60,775
 ................................................................................
Smith International *                                 600,000           36,450
 ................................................................................
Weatherford Enterra *                               1,105,000           42,542
 ................................................................................
                                                                       199,374
                                                                   .............
Total Energy                                                           223,042
                                                                   .............


T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
INDUSTRIAL  4.2%

Paper and Forest Products  0.2%

Lydall *                                              500,000      $    10,562
 ................................................................................
                                                                        10,562
                                                                   .............
Defense and Aerospace  0.1%

ECC International *                                   269,600            1,415
 ................................................................................
ECC International * ++                                231,900            1,096
 ................................................................................
                                                                         2,511
                                                                   .............
Auto Related  1.1%

Custom Chrome *                                       240,000            3,855
 ................................................................................
Methode Electronics (Class A)                         439,200            8,688
 ................................................................................
OEA                                                 1,006,600           39,761
 ................................................................................
                                                                        52,304
                                                                     ...........
Machinery  2.4%

Berg Electronics *                                    500,000           17,969
 ................................................................................
Danaher                                               400,000           20,325
 ................................................................................
DT Industries                                         150,000            5,344
 ................................................................................
Farrel                                                200,000              687
 ................................................................................
Greenfield Industries                                 436,000           11,881
 ................................................................................
Osmonics *                                            459,000            8,463
 ................................................................................
Teleflex                                              657,500           20,547
 ................................................................................
TriMas                                               1,024,500          28,814
 ................................................................................
                                                                       114,030
                                                                   .............
Specialty Chemicals  0.4%

GTS Duratek *                                          115,000           1,099
 ................................................................................
Polymer Group *                                        750,000          12,094
 ................................................................................
Synalloy                                               223,650           3,858
 ................................................................................
                                                                        17,051
                                                                   .............
Total Industrial                                                       196,458
                                                                   .............
MISCELLANEOUS  1.3%

Delta Pine & Land                                      800,000          28,500
 ................................................................................
Other Miscellaneous Portfolio Securities                                30,902
 ................................................................................
Total Miscellaneous                                                     59,402
                                                                   .............
Total Portfolio Securities (Cost $3,072,479)                         4,353,800
                                                                   .............

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                         Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands

Short-Term Investments  10.2%

Certificates of Deposit  0.8%

Bayerische Vereinsbank, (London), 5.63%, 8/5/97        $ 10,000,000    $ 10,000
 ...............................................................................
Caisse National De Credit Agricole, 5.63%, 8/11/97       10,000,000      10,000
 ...............................................................................
Deutsche Bank AG, 5.78%, 8/12/97                         10,000,000      10,002
 ...............................................................................
Svenska Handlesbanken, 5.705%, 7/7/97                    10,000,000      10,000
 ...............................................................................
                                                                         40,002
                                                                     ..........
Commercial Paper  9.2%

Abbey National N.A., 5.55%, 8/12/97                      45,000,000      44,708
 ...............................................................................
Allied Signal, 4(2), 5.58%, 7/14/97                      19,000,000      18,962
 ...............................................................................
Asset Securitization Cooperative, 4(2), 5.57%, 7/14/97   10,000,000       9,980
 ...............................................................................
BBL North America, 5.60%, 9/5/97                         10,000,000       9,897
 ...............................................................................
BMW U.S. Capital, 5.57%, 7/7/97                          10,000,000       9,991
 ...............................................................................
Corporate Asset Funding, 4(2), 5.53%, 7/21/97            10,000,000       9,969
 ...............................................................................
Delaware Funding, 4(2), 5.57%, 7/16/97                   10,000,000       9,977
 ...............................................................................
Den Danske, 5.55%, 7/23/97                               10,000,000       9,966
 ...............................................................................
GE Capital, 5.57%, 8/14/97                               15,000,000      14,898
 ...............................................................................
International Lease Finance, 5.50%, 7/7/97               10,000,000       9,991
 ...............................................................................
Island Finance Puerto Rico, 5.55%, 7/28/97               10,000,000       9,958
 ...............................................................................
Kreditbank N.A. Finance, 5.57%, 8/5/97                   10,000,000       9,946
 ...............................................................................
Merrill Lynch & Co., 6.20%, 7/1/97                        3,600,000       3,600
 ...............................................................................
National Rural Utilities Cooperative Finance
           5.55%, 9/8/97                                 25,200,000      24,932
 ...............................................................................
Royal Bank of Scotland, 5.57%, 9/26/97                   28,000,000      27,623
 ...............................................................................
Westdeutcshe Landesbank, 5.53%, 7/10/97                  10,000,000       9,986
 ...............................................................................
Investments in Commercial Paper through a Joint Account
           6.05 - 6.20%, 7/1/97                         194,382,994     194,383
 ...............................................................................
                                                                        428,767
                                                                    ...........
Structured Investment Vehicles  0.2%

Short Term Card Account Trust, VR, (144a)
           5.708%, 7/15/97                               10,000,000      10,000
 ...............................................................................
                                                                         10,000
                                                                     ..........
Total Short-Term Investments (Cost $478,769)                            478,769
                                                                     ..........

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Total Investments in Securities

103.6% of Net Assets (Cost $3,551,248)                             $ 4,832,569

Other Assets Less Liabilities                                         (169,494)
                                                                   .............
NET ASSETS                                                         $ 4,663,075
                                                                   -------------

  +  Affiliated company
  *  Non-income producing
 ++ Securities contain some restrictions as to public resale -- total of such securities at period-end amounts to 0.43% of net assets.
 ** Common stocks and warrants - cost $3,050,380, value $4,335,215, 93.0% of net assets
     Preferred stocks - cost $7,088, value $6,370, 0.1% of net assets
     Bonds and notes - cost $15,011, value $12,215, 0.3% of net assets
 VR  Variable rate
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.25% of net assets.
 GBP British sterling


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1997


-------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

 Assets
 Investments in securities, at value
   Affiliated companies (cost $354,115)                            $   373,032
   Other companies (cost $3,197,133)                                 4,459,537
                                                                   ...........
   Total investments in securities                                   4,832,569
 Other assets                                                           28,270
                                                                   ...........
 Total assets                                                        4,860,839
                                                                   ...........
 Liabilities

 Total liabilities                                                     197,764
                                                                   ...........
 NET ASSETS                                                        $ 4,663,075
                                                                   -----------
 Net Assets Consist of:
 Accumulated net investment income - net
  of distributions                                                 $   (12,578)

 Accumulated net realized gain/loss - net
  of distributions                                                      31,872

 Net unrealized gain (loss)                                          1,281,321

 Paid-in-capital applicable to
 211,718,347 shares of
 $1.00 par value capital stock
 outstanding;
 300,000,000 shares authorized                                       3,362,460
                                                                   ...........
 NET ASSETS                                                        $ 4,663,075
                                                                   -----------
 NET ASSET VALUE PER SHARE                                              $22.02
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                       6 Months
                                                          Ended
                                                        6/30/97
Investment Income
Income
  Interest                                             $  3,875
  Dividend                                                2,626
                                                       ..........
Total income                                              6,501
                                                       ..........
Expenses
  Investment management                                  14,346
  Shareholder servicing                                   4,323
  Prospectus and shareholder reports                        190
  Custody and accounting                                     97
  Registration                                               86
  Directors                                                  13
  Legal and audit                                            12
  Miscellaneous                                              12
                                                       ..........
  Total expenses                                         19,079
                                                       ..........
Net investment income                                   (12,578)
                                                       ..........
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                   49,104
Change in net unrealized gain or loss on securities      14,655
                                                       ..........
Net realized and unrealized gain (loss)                  63,759
                                                       ..........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                 $ 51,181
                                                       ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                         6 Months      Year
                                                           Ended       Ended
                                                          6/30/97     12/31/96
 Increase (Decrease) in Net Assets
 Operations
  Net investment income                                $  (12,578)  $  (15,739)
  Net realized gain (loss)                                 49,104      343,501
  Change in net unrealized gain or loss                    14,655      213,970
                                                       .........................
  Increase (decrease) in net assets from operations        51,181      541,732
                                                       .........................

 Distributions to shareholders
  Net realized gain                                             -     (399,616)
                                                       .........................

 Capital share transactions*
  Shares sold                                             862,062    1,865,221
  Distributions reinvested                                      -      378,036
  Shares redeemed                                        (613,586)    (876,500)
                                                       .........................

  Increase (decrease) in net assets from capital
  share transactions                                      248,476    1,366,757
                                                       .........................

 Net Assets
 Increase (decrease) during period                        299,657    1,508,873
 Beginning of period                                    4,363,418    2,854,545
                                                       .........................

 End of period                                         $4,663,075   $4,363,418
                                                       -------------------------

*Share information
  Shares sold                                              40,848       83,019
  Distributions reinvested                                      -       17,615
  Shares redeemed                                         (29,568)     (39,435)
                                                        ........................
 Increase (decrease) in shares outstanding                 11,280       61,199


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1997


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 3, 1960.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Affiliated Companies Investments in companies 5% or more of whose outstanding voting securities are held by the fund are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $778,747,000 and $784,626,000, respectively, for the six months ended June 30, 1997.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $3,551,248,000, and net unrealized gain aggregated $1,281,321,000, of which $1,612,356,000 related to appreciated investments and $331,035,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $2,434,000 was payable at June 30, 1997. The fee is computed

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------



daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc.
(TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the underlying funds) in which the T. Rowe Price Spectrum Growth Fund (Spectrum) invests. In accordance with an agreement among Spectrum, the underlying funds, the manager, and TRPS, expenses from the operation of Spectrum are borne by the underlying funds based on each underlying fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $3,766,000 for the six months ended June 30, 1997, of which $701,000 was payable at period-end.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------



Investment Services And Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 8:30 a.m. to 5 p.m. ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

In Person Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.

AUTOMATED 24-HOUR SERVICES

Tele*Access(R) Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

T. Rowe Price OnLine Through a personal computer via dial-up modem, you can replicate all the services available on Tele*Access plus conduct transactions in your Discount Brokerage and Variable Annuity accounts.

ACCOUNT SERVICES

Checking Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

Automatic Investing Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Automatic Withdrawal If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

Dividend and Capital Gains Payment Options Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

DISCOUNT BROKERAGE*

Investments Available You can trade stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

To Open an Account Call a shareholder service representative for more information.

INVESTMENT INFORMATION

Combined Statement A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type--stock, bond, and money market. Detail pages itemize account transactions by fund.

Shareholder Reports Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

T. Rowe Price Report This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

Performance Update This quarterly report reviews recent market developments and provides comprehensive performance information for every T. Rowe Price fund.

Insights This library of information includes reports on mutual fund tax issues, investment strategies, and financial markets.

Detailed Investment Guides Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk for PC use) can help you determine and reach your investment goals.

*A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS
 ............................

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Science & Technology
Small-Cap Stock**
Small-Cap Value*
Spectrum Growth
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
 ............................

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Government Bond
International Bond

MONEY MARKET FUNDS
 ............................

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ............................

Balanced
Personal Strategy Balanced
Personal Strategy Income
Personal Strategy Growth
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ............................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


* Closed to new investors.
**Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price New Horizons Fund(R).

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.  F42-051  6/30/97